Schedule of Effect of Correction on Statements of Financial Position (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Goodwill	₪ 284,181	₪ 268,291
Non-controlling interests	₪ 20,172	21,384	[1]
Previously stated [member]
IfrsStatementLineItems [Line Items]
Goodwill		258,070
Non-controlling interests		11,163
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Goodwill		10,221
Non-controlling interests		₪ 10,221

[1]	Immaterial adjustment of comparative data, see Note 2 (W)